Capital Management	12 Months Ended
Mar. 31, 2024
Dividends [Abstract]
Capital Management	Capital Management
Share Buyback Purchase Programs
On 8 November 2023, the Company announced a new share buyback program to acquire up to an additional US$250 million of its outstanding shares through 31 October 2024. Between November 2022 and October 2023, the Company completed its previously announced share buyback program and acquired approximately US$200 million of its outstanding shares.
Below is the activity under these programs:

In Millions, except price per share	Total Number of Shares Purchased	Average Price Paid per Share (US$)	Total Number of Shares Purchased as Part of Publicly Announced Program	Maximum Dollar Value of Shares That May Yet be Purchased Under the Program (US$)
Total as of 31 March 2023	3.8		3.8	$121.6
1 April 2023 - 30 April 2023	—	$—	—	$121.6
1 May 2023 - 31 May 2023	1.0	$24.84	1.0	$96.8
1 June 2023 - 30 June 2023	1.0	$25.65	1.0	$72.6
1 July 2023 - 31 July 2023	—	$—	—	$72.6
1 August 2023 - 31 August 2023	2.1	$29.31	2.1	$11.1
1 September 2023 - 30 September 2023	0.3	$30.18	0.3	$0.3
1 October 2023 - 31 October 2023	—	$—	—	$0.3
1 November 2023 - 30 November 2023	1.3	$31.20	1.3	$210.3
1 December 2023 - 31 December 2023	1.1	$33.21	1.1	$175.0
1 January 2024 - 31 January 2024	—	$—	—	$175.0
1 February 2024 - 29 February 2024	0.7	$38.02	0.7	$149.1
1 March 2024 - 31 March 2024	1.2	$40.19	1.2	$99.8
Total as of 31 March 2024	12.5		12.5